SENIOR PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
SENIOR PREFERRED STOCK
NOTE S - SENIOR PREFERRED STOCK

Pursuant to the terms of the letter agreement between the Company and the United States Department of the Treasury (“Treasury”), the Company issued 17,123 CDCI Preferred Shares.

The Letter Agreement contains limitations on the payment of dividends on the common stock to no more than 100% of the aggregate per share dividend and distributions for the immediate prior fiscal year (dividends of $0.15 per share were declared and paid 2011 through 2015) and on the Company’s ability to repurchase its common stock in the event of a non-payment of our dividend, and continues to subject the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (EESA), as previously disclosed by the Company. The CDCI Preferred Shares entitle the holder to an annual dividend of 2% for 8 years of the liquidation value of the shares, payable quarterly in arrears.

On Wednesday, May 13, 2015, The First Bancshares, Inc. (the “Company”) entered into a Letter Agreement, including Schedule A thereto (the “Letter Agreement”), with the United States Department of the Treasury (“Treasury”), pursuant to which the Company redeemed the Warrant to purchase up to 54,705 shares of the Company’s common stock, no par value per share (the “Common Stock”) issued to Treasury on February 6, 2009 under the Capital Purchase Program. In connection with this redemption, on May 13, 2015, the Company paid Treasury an aggregate redemption price of $302,410.